Borrowings - Additional Information (Detail) - EUR (€) € in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2017	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Borrowings			€ 12,061	€ 13,635
Borrowings at fair value			12,421	14,035
Difference between the contractually required payment at maturity date and the carrying amount			(8)	9
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings			1,774	2,280
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Decrease in borrowing capacity			1,100
Borrowings			10,287	11,355
Foreign exchange impacts				500
FHLB advances [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Decrease in borrowing capacity			€ 700
Increase in borrowing capacity	€ 1,300			600
EUR 500 million unsecured notes [member] | Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Redemption of coupon rate			0.00%
Repayment of loan with accrued interest			€ 500
Decrease in borrowing capacity			500
Borrowings				500
Other [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings at fair value			536	536
Negative credit spread on income before tax			1	(15)
Negative credit spread on stockholder equity			3	(10)
Cumulative negative credit spread on cumulative income before tax			26	27
Other [member] | Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings			26	24
Other [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings			12	10
Covered bonds [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Increase in borrowing capacity	€ 500	€ 500
Seacure 12 [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Redemption of debt				1,000
Captive Insurance [Member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Redemption of debt				400
SAECURE 13" RMBS Note [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Redemption of debt			700
Borrowings				€ 750
Other mortgages funding [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Decrease in borrowing capacity			500
SAECURE 16" RMBS Note [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings			€ 875
Expected weighted average life			4 years 1 month 6 days
Coupon rate			3 month Euribor plus 40bps